Stock-Based Compensation - Schedule of Options by Exercise Price (Details) (CBS Corp. Equity and Incentive Plan, USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options, Outstanding	399,581
Number of Options, Exercisable	184,215
$5 to 9.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 5
Exercise Price Range, Upper Range Limit	$ 9.99
Number of Options, Outstanding	47,081
Options Outstanding Remaining Contractual Life (Years)	3 years 1 month 24 days
Options Outstanding, Weighted Average Exercise Price	$ 5.20
Number of Options, Exercisable	47,081
Options Exercisable, Weighted Average Exercise Price	$ 5.20
$10 to 19.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 10
Exercise Price Range, Upper Range Limit	$ 19.99
Number of Options, Outstanding	42,036
Options Outstanding Remaining Contractual Life (Years)	4 years 1 month 27 days
Options Outstanding, Weighted Average Exercise Price	$ 13.43
Number of Options, Exercisable	16,179
Options Exercisable, Weighted Average Exercise Price	$ 13.43
$20 to 29.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 20
Exercise Price Range, Upper Range Limit	$ 29.99
Number of Options, Outstanding	154,985
Options Outstanding Remaining Contractual Life (Years)	4 years 2 months 19 days
Options Outstanding, Weighted Average Exercise Price	$ 26.99
Number of Options, Exercisable	67,087
Options Exercisable, Weighted Average Exercise Price	$ 27.00
$30 to 39.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 30
Exercise Price Range, Upper Range Limit	$ 39.99
Number of Options, Outstanding	53,868
Options Outstanding Remaining Contractual Life (Years)	2 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 31.03
Number of Options, Exercisable	53,868
Options Exercisable, Weighted Average Exercise Price	$ 31.03
$40 to 49.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 40
Exercise Price Range, Upper Range Limit	$ 49.99
Number of Options, Outstanding	53,592
Options Outstanding Remaining Contractual Life (Years)	7 years 1 month 13 days
Options Outstanding, Weighted Average Exercise Price	$ 43.21
Number of Options, Exercisable	0
Options Exercisable, Weighted Average Exercise Price	$ 0.00
$50 to 59.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 50
Exercise Price Range, Upper Range Limit	$ 59.99
Number of Options, Outstanding	48,019
Options Outstanding Remaining Contractual Life (Years)	7 years 8 months 19 days
Options Outstanding, Weighted Average Exercise Price	$ 56.81
Number of Options, Exercisable	0
Options Exercisable, Weighted Average Exercise Price	$ 0.00